Goodwill and Intangible Assets - Schedule of Changes in Intangible Assets (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
TudoAzul S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	R$ 753,502